Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,061,698
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No